Fair Value Measurement (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total assets and liabilities	$ (12,042)	$ (24,623)
Fair value of current liabilities	(12,042)	(19,516)
Derivative liabilities		(5,107)
Significant Other Observable Inputs (Level 2)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total assets and liabilities	(12,042)	(24,623)
Interest Rate Swap
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of current liabilities	(1,433)	(7,647)
Derivative liabilities		(1,037)
Interest Rate Swap | Significant Other Observable Inputs (Level 2)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of current liabilities	(1,433)	(7,647)
Derivative liabilities		(1,037)
Commodity Derivative
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of current liabilities	(10,609)	(11,869)
Derivative liabilities		(4,070)
Commodity Derivative | Significant Other Observable Inputs (Level 2)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of current liabilities	(10,609)	(11,869)
Derivative liabilities		$ (4,070)